Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2026
Going Concern [Abstract]
Working capital deficit	$ (15,509)
Unearned revenue	3,228	$ 6,652
Net income	3,086	5,034	$ 6,066
Cash flow from operations	$ 26,431	$ 17,322	$ 28,933
Shipbuilding Contracts for Newbuilding Tankers [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Contractual commitment that has been financed				$ 3,842
Shipbuilding Contracts for Newbuilding Tankers [Member] | Plan [Member]
Going Concern [Abstract]
Contractual commitments payable in 2026				4,520
Tanker SPA [Member] | Plan [Member]
Going Concern [Abstract]
Contractual commitments payable in 2026				$ 19,593